Finance income and cost	12 Months Ended
Dec. 31, 2022
Finance income and cost
Finance income and cost

23.  Finance income and cost

An analysis of finance income is as follows:

	2022		2021		2020
Interest on cash and equivalents	US$	12,036	US$	2,872	US$	4,384
Interest on cash and equivalents held in the trust CIB/3249		711		280		301
Interest on recovery of guarantee deposits		155		379		99
	US$	12,902	US$	3,531	US$	4,784

An analysis of finance cost is as follows:

	2022		2021		2020
Interest expense on lease liabilities and aircraft and engine lease return obligation	US$	174,769	US$	128,159	US$	108,907
Interest on asset backed trust notes		12,049		5,672		5,448
Cost of letter credit notes		4,131		3,025		3,410
Other finance costs		584		1,589		481
Interest on debts and borrowings*		533		703		768
Bank fees and others		308		226		176
Derivative financial instruments loss		161		—		19,130
	US$	192,535	US$	139,374	US$	138,320

* The borrowing costs related to the acquisition or construction of qualifying assets are capitalized as part of the cost of the asset (Note 12). Interest expense not capitalized is related to the short-term working capital facility from Citibanamex.

	2022		2021		2020
Interest on debts and borrowings	US$	8,448	US$	7,801	US$	18,640
Capitalized interest (Note 12)		(7,915)		(7,098)		(17,872)
Net interest on debts and borrowing in the consolidated statements of operations	US$	533	US$	703	US$	768